DoubleLine Emerging Markets Local Currency Bond Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount/ Shares		Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 21.2%

Brazil - 0.7%
550,000	BRL	Simpar Finance SARL	10.75	% (a)	02/12/2028	96,252

China - 4.5%
2,000,000	CNY	European Bank for Reconstruction & Development	2.75%		04/27/2032	287,273
2,210,000	CNY	International Bank for Reconstruction & Development	2.00%		02/18/2026	309,021

						596,294

Colombia - 1.4%
833,000,000	COP	Empresas Publicas de Medellin ESP	8.38	% (a)	11/08/2027	186,834

India - 1.7%
18,000,000	INR	International Bank for Reconstruction & Development	6.85%		04/24/2028	216,971

Indonesia - 2.2%
4,800,000,000	IDR	European Bank for Reconstruction & Development	4.25%		02/07/2028	293,231

Mexico - 5.9%
7,000,000	MXN	Corp Andina de Fomento	8.50%		03/08/2028	388,468
6,900,000	MXN	International Finance Corporation	7.50%		01/18/2028	384,171

						772,639

Peru - 0.7%
325,000	PEN	Banco de Credito del Peru S.A.	4.65	% (a)	09/17/2024	85,329

Poland - 4.1%
1,840,000	PLN	European Investment Bank	3.00%		11/25/2029	417,919
500,000	PLN	Kreditanstalt fuer Wiederaufbau	3.90%		01/18/2024	127,994

						545,913

Total Foreign Corporate Bonds (Cost $2,781,961)						2,793,463

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 74.3%

Brazil - 10.9%
2,000	BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2027	413,759
2,000	BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2031	407,284
2,000	BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2029	410,722
1,000	BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2025	206,030

						1,437,795

Chile - 2.2%
75,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos	5.80	% (a)	06/01/2024	84,626
95,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos	2.50%		03/01/2025	103,419
90,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos	4.50%		03/01/2026	100,328

						288,373

Principal Amount/ Shares		Security Description	Rate		Maturity	Value $

Colombia - 1.3%
350,000,000	COP	Colombian TES	6.25%		11/26/2025	85,727
350,000,000	COP	Colombian TES	7.50%		08/26/2026	86,422

						172,149

Czech Republic - 4.4%
10,600,000	CZK	Czech Republic Government Bond	2.75%		07/23/2029	450,590
2,700,000	CZK	Czech Republic Government Bond	4.90%		04/14/2034	132,599

						583,189

Hungary - 4.5%
64,000,000	HUF	Hungary Government Bond	3.00%		06/26/2024	181,200
90,000,000	HUF	Hungary Government Bond	2.50%		10/24/2024	250,141
58,000,000	HUF	Hungary Government Bond	4.75%		11/24/2032	154,549

						585,890

Indonesia - 9.5%
6,065,000,000	IDR	Indonesia Treasury Bond	8.25%		05/15/2029	426,011
1,800,000,000	IDR	Indonesia Treasury Bond	7.00%		02/15/2033	121,407
6,170,000,000	IDR	Indonesia Treasury Bond	8.38%		03/15/2034	453,624
3,662,000,000	IDR	Indonesia Treasury Bond	7.50%		06/15/2035	255,795

						1,256,837

Malaysia - 4.9%
1,700,000	MYR	Malaysia Government Bond	3.50%		05/31/2027	368,969
1,300,000	MYR	Malaysia Government Bond	3.58%		07/15/2032	277,776

						646,745

Mexico - 7.5%
42,000	MXN	Mexican Bonos	8.00	% (b)	09/05/2024	242,556
59,800	MXN	Mexican Bonos	7.75	% (b)	05/29/2031	328,677
78,000	MXN	Mexican Bonos	7.50	% (b)	05/26/2033	416,361

						987,594

Peru - 1.9%
1,030,000	PEN	Peru Government Bond	5.40%		08/12/2034	251,826

Philippines - 2.3%
4,500,000	PHP	Philippine Government International Bond	6.88%		01/10/2029	84,665
13,000,000	PHP	Philippine Government International Bond	6.25%		01/14/2036	220,810

						305,475

Poland - 4.4%
1,160,000	PLN	Republic of Poland Government Bond	3.25%		07/25/2025	287,051
1,500,000	PLN	Republic of Poland Government Bond	1.75%		04/25/2032	296,683

						583,734

Romania - 4.3%
830,000	RON	Romania Government Bond	3.70%		11/25/2024	180,921
1,600,000	RON	Romania Government Bond	8.00%		04/29/2030	387,557

						568,478

Principal Amount/ Shares		Security Description	Rate		Maturity	Value $

South Africa - 11.6%
8,000,000	ZAR	Republic of South Africa Government Bond	8.00%		01/31/2030	403,149
4,060,000	ZAR	Republic of South Africa Government Bond	8.25%		03/31/2032	194,416
10,760,000	ZAR	Republic of South Africa Government Bond	8.88%		02/28/2035	497,339
10,120,000	ZAR	Republic of South Africa Government Bond	8.50%		01/31/2037	433,485

						1,528,389

Thailand - 4.6%
6,150,000	THB	Thailand Government Bond	3.85%		12/12/2025	185,372
7,000,000	THB	Thailand Government Bond	3.35%		06/17/2033	216,382
8,000,000	THB	Thailand Government Bond	1.59%		12/17/2035	207,633

						609,387

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $10,293,958)						9,805,861

Short Term Investments - 2.0%
85,694		BlackRock Liquidity Funds FedFund - Institutional Shares	5.25	% (c)		85,694
85,694		Fidelity Institutional Money Market Government Portfolio - Class I	5.24	% (c)		85,694
85,695		Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27	% (c)		85,695

Total Short Term Investments (Cost $257,083)						257,083

Total Investments - 97.5% (Cost $13,333,002)						12,856,407
Other Assets in Excess of Liabilities - 2.5%						325,975

NET ASSETS - 100.0%						$13,182,382

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Principal amount is stated in 100 Mexican Peso Units.

(c)	Seven-day yield as of period end

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Republic Koruna

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peruvian Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

THB	Thai Baht

ZAR	South African Rand

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	74.3%
Foreign Corporate Bonds	21.2%
Short Term Investments	2.0%
Other Assets and Liabilities	2.5%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	13.4%
Indonesia	11.7%
Brazil	11.6%
South Africa	11.6%
Poland	8.5%
Malaysia	4.9%
Thailand	4.6%
China	4.5%
Hungary	4.5%
Czech Republic	4.4%
Romania	4.3%
Colombia	2.7%
Peru	2.6%
Philippines	2.3%
Chile	2.2%
United States	2.0%
India	1.7%
Other Assets and Liabilities	2.5%

100.0%

Notes to Schedule of Investments

December 31, 2023 (Unaudited)

1. Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$385,668,763	$1,179,050,516	$995,549	$101,279,049	$12,888,281	$155,671,242
Affiliated Mutual Funds	—	450,698,184	—	—	—	—
Warrants	—	7,919	—	—	—	—
Total Level 1	385,668,763	1,629,756,619	995,549	101,279,049	12,888,281	155,671,242
Level 2
US Government and Agency Mortgage Backed Obligations	15,915,342,077	1,463,020,669	—	168,518,137	—	98,729,518
Non-Agency Residential Collateralized Mortgage Obligations	8,145,756,691	779,206,918	—	736,763,147	—	437,160,115
Non-Agency Commercial Mortgage Backed Obligations	2,240,264,590	363,165,349	—	759,303,806	—	421,772,772
US Government and Agency Obligations	1,968,200,082	1,554,827,501	—	1,262,036,593	—	871,365,002
Asset Backed Obligations	1,352,938,110	247,636,720	—	382,134,595	—	284,417,546
Collateralized Loan Obligations	1,020,039,072	260,583,256	—	889,265,171	2,002,441	647,956,913
US Corporate Bonds	—	1,047,935,433	—	388,203,198	4,841,988	264,572,313
Foreign Corporate Bonds	—	390,467,457	342,786,967	461,381,293	—	208,113,759
Bank Loans	—	220,824,544	—	191,072,088	154,456,072	198,665,208
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	72,774,006	84,076,962	111,108,599	—	33,066,453
Municipal Bonds	—	5,604,279	—	—	—	—
Escrow Notes	—	6,365	—	—	—	—
Short Term Investments	—	—	—	82,390,981	—	205,583,485
Total Level 2	30,642,540,622	6,406,052,497	426,863,929	5,432,177,608	161,300,501	3,671,403,084
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	249,219,181	703,045	—	385,461	—	9,993,174
Asset Backed Obligations	25,453,209	796,549	—	25,170,000	—	—
Collateralized Loan Obligations	494,317	2,392,583	—	—	—	—
Common Stocks	—	798,577	—	—	219,943	70,553
Bank Loans	—	485,048	—	—	388,418	—
Foreign Corporate Bonds	—	298,849	530,111	258,464	—	112,981
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	6,752,087
Total Level 3	275,166,707	5,474,651	530,111	25,813,925	608,361	16,928,795
Total	$31,303,376,092	$8,041,283,767	$428,389,589	$5,559,270,582	$174,797,143	$3,844,003,121

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Other Financial Instruments
Level 1
Futures Contracts	$153,451,427	$20,351,282	$—	$—	$—	$—
Total Level 1	153,451,427	20,351,282	—	—	—	—
Level 2
Excess Return Swaps	—	—	—	—	—	380,812,045
Unfunded Loan Commitments	—	390	—	—	284	—
Total Level 2	—	390	—	—	284	380,812,045
Level 3	—	—	—	—	—	—
Total	$153,451,427	$20,351,672	$—	$—	$284	$380,812,045

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$38,090,868	$329	$985,533	$3,541,362	$2,930,838	$12,217,879
Warrants	892	—	—	—	—	—
Total Level 1	38,091,760	329	985,533	3,541,362	2,930,838	12,217,879
Level 2
Collateralized Loan Obligations	164,948,467	—	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	150,421,676	—	—	—	—	—
Short Term Investments	137,575,582	—	—	144,694,914	1,687,374	—
Non-Agency Commercial Mortgage Backed Obligations	80,655,402	—	—	—	—	—
Bank Loans	79,224,330	—	—	—	—	—
US Government and Agency Mortgage Backed Obligations	75,840,061	—	45,942,139	—	—	—
Foreign Corporate Bonds	44,378,175	133,787,008	—	—	—	36,266,330
Asset Backed Obligations	36,252,779	—	—	—	—	133,933,085
US Corporate Bonds	34,302,178	—	—	—	—	164,552,070
US Government and Agency Obligations	9,802,344	—	10,963,629	—	55,206,433	2,804,101
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	9,607,664	28,608,701	—	—	85,843,380	6,609,446
Escrow Notes	1,502	—	—	—	—	—
Total Level 2	823,010,160	162,395,709	56,905,768	144,694,914	142,737,187	344,165,032
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	6,886,565	—	—	—	—	—
Collateralized Loan Obligations	4,550,525	—	—	—	—	—
Asset Backed Obligations	4,098,145	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	2,113,379	—	—	—	—	—

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Common Stocks	$188,616	$—	$—	$—	$—	$—
Bank Loans	106,058	—	—	—	—	—
Foreign Corporate Bonds	77,112	76,017	—	—	—	1,998,179
Total Level 3	18,020,400	76,017	—	—	—	1,998,179
Total	$879,122,320	$162,472,055	$57,891,301	$148,236,276	$145,668,025	$358,381,090
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$963,102	$—	$—	$—
Total Level 1	—	—	963,102	—	—	—
Level 2
Excess Return Swaps	—	—	—	(4,552,381)	—	—
Unfunded Loan Commitments	100	—	—	—	—	—
Total Level 2	100	—	—	(4,552,381)	—	—
Level 3	—	—	—	—	—	—
Total	$100	$—	$963,102	$(4,552,381)	$—	$—

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$2,344,868	$—	$—	$9,887,338
Short Term Investments	1,418,436	257,083	9,018,671	343,149
Total Level 1	3,763,304	257,083	9,018,671	10,230,487
Level 2
US Government and Agency Obligations	11,864,823	—	1,762,344	851,517
Collateralized Loan Obligations	8,718,300	—	10,864,798	—
Non-Agency Residential Collateralized Mortgage Obligations	6,116,518	—	12,008,555	—
Non-Agency Commercial Mortgage Backed Obligations	5,534,474	—	7,450,659	—
US Corporate Bonds	3,182,611	—	—	—
Foreign Corporate Bonds	2,508,511	2,793,463	—	—
Asset Backed Obligations	1,528,261	—	1,754,990	—
US Government and Agency Mortgage Backed Obligations	1,456,824	—	3,375,621	—
Short Term Investments	745,442	—	—	1,393,799
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	352,157	9,805,861	—	—
Total Level 2	42,007,921	12,599,324	37,216,967	2,245,316

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Asset Backed Obligations	$—	$—	$1,369,835	$—
Total Level 3	—	—	1,369,835	—
Total	$45,771,225	$12,856,407	$47,605,473	$12,475,803
Other Financial Instruments
Level 1	$—	$—	$—	$—
Level 2
Excess Return Swaps	1,789,804	—	—	(518,728)
Forward Currency Exchange Contracts	1,061,551	—	—	—
Total Level 2	2,851,355	—	—	(518,728)
Level 3	—	—	—	—
Total	$2,851,355	$—	$—	$(518,728)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$19,905	$(62,566)	$50,361	$—	$(240,820)	$—	$—	$6,886,565	$(61,405)
Collateralized Loan Obligations	1,520,905	—	142,401	541	17,577	—	2,869,101	—	4,550,525	155,719
Asset Backed Obligations	8,405,530	(883,975)	(3,303,157)	—	503,992	(624,245)	—	—	4,098,145	(3,546,951)
Non-Agency Commercial Mortgage Backed Obligations	983,389	2,068	66,025	5,618	—	(90,852)	1,147,131	—	2,113,379	46,204
Common Stocks	290,300	(32,896)	79,678	—	36,045	(184,511)	—	—	188,616	(15,115)
Bank Loans	107,055	291	(3,898)	3,606	—	(996)	—	—	106,058	(3,585)
Foreign Corporate Bonds	—	—	—	—	77,112	—	—	—	77,112	—
Rights	6,138	6,966	(6,138)	—	—	(6,966)	—	—	—	—

Total	$18,433,002	$(887,641)	$(3,087,655)	$60,126	$634,726	$(1,148,390)	$4,093,344	$—	$18,020,400	$(3,425,133)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(2,167,955)	$1,822,437	$(251)	$156,580	$(2,520,139)	$—	$—	$1,369,835	$(497,680)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,886,565	Market Comparables	Market Quotes	$91.74 ($91.74)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$4,550,525	Market Comparables	Market Quotes	$22.92 - $90.18 ($84.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,098,145	Market Comparables	Market Quotes	$9.32 - $86.29 ($58.55)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$2,113,379	Market Comparables	Market Quotes	$10.52 - $80.07 ($55.75)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$188,616	Market Comparables	Market Quotes	$0.65 - $28.75 ($18.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,058	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$77,112	Market Comparables	Market Quotes	$0.00 - $91.64 ($74.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$1,369,835	Market Comparables	Market Quotes	$13.75 - $4,800.90 ($1,636.13)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.